Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term investment	€ 1,036	€ 1,572
Short-term Debt	2,095	1,700
Accounts Payable, Trade, Current	€ 6,336	€ 6,295